Condensed financial information of the Company - Condensed balance sheets (Details)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	$ 23,834,125	¥ 21,206,372	$ 17,453,360	¥ 14,716,652	$ 11,931,714	¥ 11,931,714
Prepayments and other current assets	1,671,750		1,784,537		1,963,102
TOTAL ASSETS	73,092,885		59,205,893		45,689,501
Current liabilities:
Accrued expenses	861,550		1,051,929		227,525
TOTAL LIABILITIES	22,829,600		13,640,721		17,807,453
SHAREHOLDERS' EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 12,000,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively	2,980		2,400		1,800
Additional paid-in capital	18,055,407		13,415,987		1,619,774
Statutory reserve	745,590		745,590		745,590
Accumulated Profits	29,018,885		30,419,177		26,921,172
Accumulated other comprehensive income/(loss)	2,440,423		982,018		(1,406,288)
TOTAL SHAREHOLDERS' EQUITY	50,263,285		45,565,172		27,882,048		$ 19,019,032
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	2,622,624		2,736,708
Deferred expenses	48,624		50,562
Prepayments and other current assets	148,355		5,789,634		1,752
Investment in subsidiaries and VIE	48,796,630		38,701,420		27,880,296
TOTAL ASSETS	51,616,233		47,278,324		27,882,048
Current liabilities:
Amounts due to related parties	2,443		252,602
Amounts due to subsidiaries and VIE	967,522		897,835
Accrued expenses			562,715
Other payables	382,983		562,715
TOTAL LIABILITIES	1,352,948		1,713,152		27,882,048
SHAREHOLDERS' EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 12,000,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively	2,980		2,400		1,800
Additional paid-in capital	18,055,407		13,415,987		1,619,774
Statutory reserve	745,590		745,590		745,590
Accumulated Profits	29,018,885		30,419,177		26,921,172
Accumulated other comprehensive income/(loss)	2,440,423		982,018		(1,406,288)
TOTAL SHAREHOLDERS' EQUITY	$ 50,263,285		$ 45,565,172		$ 27,882,048